T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.5%
T. Rowe Price Funds:
Growth Stock Fund	1,099,065	11,674	109,243	12,828,944	1,208,102
Value Fund	935,566	58,177	17,251	29,926,545	1,087,231
Equity Index 500 Fund	527,150	142,854	79,772	7,078,312	659,699
Overseas Stock Fund	403,019	6,411	26,216	40,115,600	431,243
International Stock Fund	375,220	6,662	8,711	22,355,221	424,973
International Value Equity Fund	384,473	12,211	9,347	33,806,289	423,931
Emerging Markets Stock Fund	246,380	1,375	19,819	5,827,641	273,083
Mid-Cap Growth Fund	224,364	2,893	4,544	2,407,325	247,304
Mid-Cap Value Fund	191,631	2,820	4,770	7,904,937	213,987
New Horizons Fund(2)	166,828	3,713	24,559	2,086,576	166,968
Small-Cap Stock Fund(2)	132,170	2,572	2,824	2,778,280	148,443
Small-Cap Value Fund	113,070	1,756	3,029	2,887,540	125,435
Real Assets Fund	105,291	2,028	2,360	10,280,527	116,581
U. S. Large-Cap Core Fund	25,382	37,773	904	2,406,623	69,046
Emerging Markets Discovery Stock
Fund	2,523	14,194	179	1,423,632	16,870
Total Equity Mutual Funds (Cost $4,849,402)					5,612,896

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	261,587	14,837	6,613	27,784,950	275,904
International Bond Fund (USD
Hedged)	89,679	1,798	2,352	8,902,147	90,980
U. S. Treasury Long-Term Fund	66,190	2,396	1,700	4,328,523	65,967
Dynamic Global Bond Fund	59,961	1,247	1,436	6,172,038	60,424
Emerging Markets Bond Fund	40,379	1,070	1,565	3,868,733	43,330
High Yield Fund	40,964	1,217	1,047	6,637,256	42,877
Floating Rate Fund	19,470	480	462	2,138,210	19,885
Total Bond Mutual Funds (Cost $572,296)					599,367

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	62,315	131,903	146,004	48,213,545	48,214
Total Short-Term Investments (Cost $48,214)					48,214
Total Investments in Securities 99.9%
(Cost $5,469,912)					$6,260,477
Other Assets Less Liabilities 0.1%					9,038
Net Assets 100.0%					$6,269,515

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

Futures Contracts
($000S)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 254 MSCI EAFE Index contracts	9/20	(24,131)	$(1,571)
Short, 151 Russell 2000 E-Mini Index contracts	9/20	(11,788)	(1,303)
Short, 566 S&P 500 E-Mini Index contracts	9/20	(99,019)	(9,473)
Long, 798 U. S. Treasury Notes ten year contracts	12/20	111,122	(163)
Net payments (receipts) of variation margin to date			13,081
Variation margin receivable (payable) on open futures contracts			$571

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$153	$652	$379
Emerging Markets Bond Fund	(22)	3,446	500
Emerging Markets Discovery
Stock Fund	16	332	—
Emerging Markets Stock Fund	767	45,147	—
Equity Index 500 Fund	10,407	69,467	2,398
Floating Rate Fund	7	397	224
Growth Stock Fund	23,764	206,606	—
High Yield Fund	41	1,743	617
International Bond Fund (USD
Hedged)	114	1,855	451
International Stock Fund	1,132	51,802	—
International Value Equity Fund	496	36,594	—
Mid-Cap Growth Fund	786	24,591	—
Mid-Cap Value Fund		24,306	—
New Horizons Fund	6,463	20,986	—
New Income Fund	389	6,093	1,942
Overseas Stock Fund	(1,373)	48,029	—
Real Assets Fund	400	11,622	—
Small-Cap Stock Fund	406	16,525	—
Small-Cap Value Fund	142	13,638	—
U. S. Large-Cap Core Fund	62	6,795	—
U. S. Treasury Long-Term Fund	319	(919)	315
Value Fund	2,698	110,739	—
U. S. Treasury Money Fund	—	—	52
Totals	$47,488#	$700,446	$6,878+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,878 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2040 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.